Promotional Accruals	6 Months Ended
Jul. 02, 2011
Promotional Accruals [Abstract]
Promotional Accruals
Promotional Accruals
The Company frequently makes promotional offers to members of its independent sales force to encourage them to fulfill specific goals or targets for sales levels, party attendance, recruiting of new sales force members or other business-critical functions. The awards offered are in the form of cash, product awards, special prizes or trips.
The Company accrues for the costs of these awards during the period over which the sales force qualifies for the award and reports these costs primarily as a component of DS&A expense. These accruals require estimates as to the cost of the awards, based upon estimates of achievement and actual cost to be incurred. During the qualification period, actual results are monitored and changes to the original estimates are made when known. Total promotional and other sales force compensation expenses included in DS&A expense totaled $114.5 million and $98.5 million for the second quarters of 2011 and 2010, respectively, and $224.9 million and $199.9 million for the year-to-date periods ended July 2, 2011 and June 26, 2010, respectively.